Alternative Health Products (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	November 30	August 31
	2017	2017
	$	$
Balance – Beginning	62,827	53,997
Additions	15,715	9,699
Amortization	(221)	(869)
Balance – Ending	78,321	62,827

	August 31	August 31
	2017	2016
	$	$
Balance – Beginning	53,997	36,989
Additions	9,699	17,008
Amortization	(869)	-
Balance – Ending	62,827	53,997